Cover Page	12 Months Ended
Dec. 31, 2021
Cover [Abstract]
Document Type	S-1
Entity Registrant Name	BLACKSKY TECHNOLOGY INC.
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Small Business	true
Entity Ex Transition Period	false
Entity Central Index Key	0001753539
Amendment Flag	true
Amendment Description	EXPLANATORY NOTEOn October 25, 2021, we filed a registration statement with the Securities and Exchange Commission (the “SEC”), on Form S‑1 (File No. 333-260458), as amended by Amendment No. 1 filed on December 8, 2021 and subsequently declared effective by the SEC on December 16, 2021 (as amended, the “Registration Statement”). The Registration Statement registered (1) the issuance and sale of (i) 8,325,000 shares of Class A Common Stock, par value $0.0001 per share (the “Class A Common Stock”) issuable upon the exercise of 8,325,000 private placement warrants held by Osprey Sponsor II, LLC, a Delaware limited liability company (the “Sponsor”), 4,162,500 of which are exercisable at a price of $11.50 per share and 4,162,500 of which will not be exercisable unless and until the date that the Company’s Class A Common Stock shall reach a trading price of $20.00 per share on the New York Stock Exchange and are then exercisable at a price of $20.00 per share (collectively, the “Private Placement Warrants”), (ii) 15,812,500 shares of Class A Common Stock issuable upon the exercise of 15,812,500 warrants, exercisable at a price of $11.50 per share (the “Public Warrants”, and collectively with the Private Placement Warrants, the “Warrants”), which were issued as part of units in our predecessor, Osprey Technology Acquisition Inc.’s (“Osprey”) initial public offering, consummated on November 5, 2019 (“Osprey IPO”) and (iii) 5,725,772 shares of Common Stock reserved for issuance upon the exercise of certain outstanding options and warrants to purchase Class A Common Stock and vesting of restricted stock units for Class A Common Stock and (2) the issuance and resale from time to time by the selling securityholders named in this prospectus or their permitted transferees (the “Selling Securityholders”) of: (i) 62,938,725 shares of Class A Common Stock consisting of (a) 49,764,934 shares of Class A Common Stock beneficially owned by certain former stockholders of BlackSky Holdings, Inc. (“Legacy BlackSky” and such shares, the “Legacy BlackSky Shares”), (b) 3,497,461 shares of Class A Common Stock issuable to certain former Legacy BlackSky stockholders upon the vesting of restricted stock units (such shares, the “Legacy BlackSky RSU Shares”), (c) 1,770,080 shares of Class A Common Stock issuable to a former Legacy BlackSky stockholder upon the exercise of a warrant (such shares, the “Legacy BlackSky Warrant Shares”), (d) 1,843,500 shares of Class A Common Stock owned by JANA Capital LLC (the “JANA Capital Founder Shares”), and (e) 6,062,750 shares of Class A Common Stock issued to the Sponsor and certain affiliates of the Sponsor (the “Founder Shares” and, together with the Legacy BlackSky Shares, the Legacy BlackSky RSU Shares and the JANA Capital Founder Shares, the “Affiliated Shares”); (ii) 18,000,000 shares of Class A Common Stock purchased at Closing by a number of subscribers pursuant to separate PIPE Subscription Agreements (the “PIPE Shares”); (iii) 800,000 shares of Class A Common Stock purchased by Palantir at Closing pursuant to the Palantir Subscription Agreement (the “Palantir Shares”); (iv) 8,325,000 shares of Class A Common Stock issuable upon the exercise of 8,325,000 Private Placement Warrants; (v) 8,325,000 Private Placement Warrants purchased by the Sponsor in connection with Osprey’s initial public offering) and (vi) 1,481,110 shares of Class A Common Stock consisting of (a) 309,862 shares of Class A Common Stock issuable upon the exercise of 309,862 options at a weighted average exercise price of $1.5282, (b) 148,369 shares of Class A Common Stock issuable upon the vesting of restricted stock units, (c) 64,797 shares of Class A Common Stock (such shares underlying options and restricted stock units and shares of Class A Common Stock, the “Legacy BlackSky Equity Awards”) and (d) 958,082 shares of Class A Common Stock held by Legacy BlackSky’s founders (the “Legacy BlackSky Founder Shares”).This post-effective amendment is being filed to (i) include information from our Annual Report on Form 10-K for the year ended December 31, 2021 that was filed on March 31, 2022 (the “Annual Report”); and (ii) update certain other information in the Registration Statement.All applicable registration and filing fees for the shares previously registered pursuant to this Registration Statement were paid at the time of the original filing of this Registration Statement and Amendment No. 1 to the Registration Statement.